Income Taxes (Details Textual) - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Income Taxes (Textual)
Effective income tax rate	36.90%	34.70%
Deferred tax asset			$ 0
Operating loss carryforwards, description	The Company's subsidiaries incorporated in the PRC has unused net operating losses ("NOLs") available for carry forward to future years for PRC income tax reporting purposes up to five years.
Hong Kong [Member]
Income Taxes (Textual)
Effective income tax rate	16.50%
PRC [Member]
Income Taxes (Textual)
Effective income tax rate	25.00%